CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of reconciliation of class A common stock subject to possible redemption

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion of carrying value to redemption value	16,046,813

Class A ordinary shares subject to possible redemption as of December 31, 2021	275,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	43,954

Class A ordinary shares subject to possible redemption as of June 30, 2022	275,043,954
Increase in redemption value of Class A ordinary shares subject to possible redemption	861,990

Class A ordinary shares subject to possible redemption as of September 30, 2022	$275,905,944

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	16,046,813

Class A ordinary shares subject to possible redemption	$275,000,000